UNAUDITED INTERIM CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME / (LOSS) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net (loss) / income	€ (32)	€ 17	€ (63)	€ 41
Items that will not be reclassified subsequently to the Unaudited Interim Consolidated Income Statement
Remeasurement on post-employment benefit obligations	(35)	(34)	(41)	(62)
Income tax on remeasurement on post-employment benefit obligations	10	8	9	15
Items that may be reclassified subsequently to the Unaudited Interim Consolidated Income Statement
Cash flow hedges	5	2	0	(5)
Net investment hedges	0	5	0	4
Income tax on hedges	(2)	0	0	2
Currency translation differences	(2)	(6)	(2)	(1)
Other comprehensive loss	(24)	(25)	(34)	(47)
Total comprehensive loss	(56)	(8)	(97)	(6)
Attributable to:
Equity holders of Constellium	(57)	(9)	(98)	(8)
Non-controlling interests	1	1	1	2
Total comprehensive loss	€ (56)	€ (8)	€ (97)	€ (6)